Acquisition and Deconsolidation of Subsidiary (Details 3) (USD $)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Business acquisition financial information
Revenues				$ 6,758,413	$ 2,923,586		$ 17,235,585	$ 2,812,210
Net Loss	(794,738)	(499,177)	(316,093)	(2,364,972)	(815,270)	(1,609,968)	(1,229,647)	(6,404,628)
RME [Member]
Business acquisition financial information
Revenues								848,666
Net Loss								12,264
RML [Member]
Business acquisition financial information
Revenues							1,042,367
Net Loss							17,594
Tropical [Member]
Business acquisition financial information
Revenues								1,250,061
Net Loss								89,057
ADEX Entities [Member]
Business acquisition financial information
Revenues							18,192,667
Net Loss							1,029,412
TNS [Member]
Business acquisition financial information
Revenues							2,218,478
Net Loss							404,608
ERFS [Member]
Business acquisition financial information
Revenues							2,202,941
Net Loss							371,153
AWS [Member]
Business acquisition financial information
Revenues				2,045,599
Net Loss				$ 463,049